UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report     June 30, 2013

LEGG MASON

BATTERYMARCH

EMERGING

MARKETS

TRUST

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch Emerging Markets Trust for the six-month reporting period ended June 30, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board and President of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Legg Mason Batterymarch Emerging Markets Trust

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 26, 2013

Legg Mason Batterymarch Emerging Markets Trust	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was an anemic 0.1% during the fourth quarter of 2012. This weakness was partially driven by moderating private inventory investment and federal government spending. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%. Accelerating growth was due, in part, to strengthening consumer spending, which rose 2.3% during the first quarter, versus a 1.7% increase during the previous quarter. The U.S. Department of Commerce’s initial reading for second quarter 2013 GDP growth, released after the reporting period ended, was 1.7%. This increase was partially driven by increases in non-residential fixed investment and exports, along with a smaller decline in federal government spending versus the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.9%. Unemployment then fell to 7.7% in February, 7.6% in March and 7.5% in April. It then edged up to 7.6% in May and was unchanged in June. In an encouraging sign, an average of almost 202,000 jobs were created per month during the first half of 2013. In contrast, the monthly average was roughly 183,000 in 2012. In addition, the percentage of longer-term unemployed has declined, as roughly 36.7% of the 11.8 million Americans looking for work in June 2013 have been out of work for more than six months, versus 38.1% in January 2013.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales dipped 1.2% on a seasonally adjusted basis in June 2013 versus the previous month and were 1.52% higher than in June 2012. In addition, the NAR reported that the median existing-home price for all housing types was $214,200 in June 2013, up 13.5% from June 2012. This marked the sixteenth consecutive month that home prices rose compared to the same period a year earlier. While the inventory of homes available for sale rose 1.9% in June 2013 to a 5.2 month supply at the current sales pace, it was 7.6% lower than in June 2012.

While manufacturing activity was weak in many international developed countries, it was generally positive in the U.S. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, the U.S. manufacturing sector expanded during the first four months of the reporting period. Manufacturing then experienced a setback, falling from 50.7 in April 2013 to 49.0 in May (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, manufacturing then moved back into expansion territory in June, as the PMI increased to 50.9. During June, 12 of the 18 industries within the PMI expanded, versus 10 expanding the prior month.

IV	Legg Mason Batterymarch Emerging Markets Trust

Growth generally moderated overseas and, in some cases, fell back into a recession. In its July 2013 World Economic Outlook, which was released after the reporting period ended, the International Monetary Fund (“IMF”) stated that “Global growth is projected to remain subdued at slightly above three percent in 2013, the same as in 2012. This is less than forecast in the April 2013 World Economic Outlook.” From a regional perspective, the IMF anticipates 2013 growth will be -0.6% in the Eurozone. Growth in emerging market countries is expected to remain higher than in their developed country counterparts, and the IMF projects that emerging market growth will increase from 4.9% in 2012 to 5.0% in 2013. In particular, China’s economy is expected to grow 7.8% in 2013, the same as in 2012. Elsewhere, the IMF projects that growth in India will increase from 3.2% in 2012 to 5.6% in 2013.

Legg Mason Batterymarch Emerging Markets Trust	V

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This initially triggered a sharp sell-off in both the stock and bond markets. While the stock market subsequently rallied and reached a new record high on July 12, the bond market did not rebound as sharply. As a result, Treasury yields remained sharply higher than they were prior to Chairman Bernanke’s press conference. At its meeting that ended on July 31, 2013, after the reporting period ended, the Fed did not institute any policy changes and left its $85 billion a month asset purchase program intact.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v lowered interest rates from 1.00% to 0.75% prior to the beginning of the period, at the time a record low. In September 2012, the ECB introduced its Outright Monetary Transactions (“OMT”) program. With the OMT, the ECB can purchase an unlimited amount of bonds that are issued by troubled Eurozone countries, provided the countries formally ask to participate in the program and agree to certain conditions. In May 2013, the ECB cut rates to a new record low of 0.50%. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. In January 2013, the Bank of Japan announced that it would raise its target for annual inflation from 1% to 2%, and the Japanese government introduced a ¥10.3 trillion ($116 billion) stimulus package to support its economy. Elsewhere, the Reserve Bank of India lowered interest rates three times during the reporting period to 7.25%, whereas the People’s Bank of China kept rates on hold at 6.0%.

VI	Legg Mason Batterymarch Emerging Markets Trust

Q. How did the emerging market equities perform during the reporting period?

A. Emerging market equities generated weak results for the six-month reporting period and substantially lagged their international developed counterpart. Emerging market equities rose during the first month of the period, as investor risk appetite was robust given some better-than-expected economic data in the U.S. and signs of progress in Europe. However, the market then experienced a setback during the next two months of the period. This was triggered by decelerating growth in many developed countries, renewed fears of contagion in Europe and concerns about China’s ability to orchestrate a “soft landing” for its economy. After a modest rally in April, emerging market equities fell sharply during the last two months of the period as commodity prices continued to fall and U.S. interest rates moved higher. All told, during the six months ended June 30, 2013, the MSCI Emerging Markets Indexvi fell 9.57%. In contrast, developed markets international stocks as measured by the MSCI EAFE Indexvii gained 4.10% over the same period, and U.S. stocks, as measured by the S&P 500 Indexviii gained 13.82%.

Performance review

For the six months ended June 30, 2013, Class C shares of Legg Mason Batterymarch Emerging Markets Trust, excluding sales charges, returned -11.97%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index, returned -9.57% for the same period. The Lipper Emerging Markets Funds Category Average1 returned -7.43% over the same time frame.

Performance Snapshot as of June 30, 2013 (unaudited)
(excluding sales charges)	6 months
Legg Mason Batterymarch Emerging Markets Trust:
Class A	-11.67%
Class C	-11.97%
Class FI	-11.62%
Class R	-11.74%
Class I	-11.60%
Class IS	-11.57%
MSCI Emerging Markets Index	-9.57%
Lipper Emerging Markets Funds Category Average[1]	-7.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 615 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Batterymarch Emerging Markets Trust	VII

Investment commentary (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.64%, 2.43%, 1.67%, 2.01%, 1.41% and 1.31%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expense on short sales, taxes, and extraordinary expenses, to average net assets is not expected to exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.75% for Class R shares and 1.25% for Class IS shares. In addition, total annual operating expenses for Class IS shares will not exceed those for Class I shares. The manager has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchase and sales of shares of ETFs), dividend expense on short sales, taxes, and extraordinary expenses at an annual rate of 0.06% of average daily net assets for Class I shares, provided that no waiver or reimbursement will be made beyond the amount necessary to reduce the class’ annualized expenses to 1.25% of average daily net assets on any given day. The calculations of any required waivers and reimbursements are done on a daily basis. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangements.

With respect to Class A, Class C, Class FI, Class R and Class IS shares, the manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 1, 2013

RISKS: International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

VIII	Legg Mason Batterymarch Emerging Markets Trust

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

vii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

viii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

Legg Mason Batterymarch Emerging Markets Trust	IX

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2013 and December 31, 2012. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2013 and held for the six months ended June 30, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-11.67%	$1,000.00	$883.30	1.48%	$6.91	Class A	5.00%	$1,000.00	$1,017.46	1.48%	$7.40
Class C	-11.97	1,000.00	880.30	2.23	10.40	Class C	5.00	1,000.00	1,013.74	2.23	11.13
Class FI	-11.62	1,000.00	883.80	1.48	6.91	Class FI	5.00	1,000.00	1,017.46	1.48	7.40
Class R	-11.74	1,000.00	882.60	1.73	8.08	Class R	5.00	1,000.00	1,016.22	1.73	8.65
Class I	-11.60	1,000.00	884.00	1.41	6.59	Class I	5.00	1,000.00	1,017.80	1.41	7.05
Class IS	-11.57	1,000.00	884.30	1.23	5.75	Class IS	5.00	1,000.00	1,018.70	1.23	6.16

2	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

[1]	For the six months ended June 30, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2013

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Common Stocks — 93.2%
Consumer Discretionary — 11.4%
Auto Components — 2.2%
Halla Visteon Climate Control Corp.	34,690	$1,101,101
Hyundai Mobis	9,124	2,181,036
Hyundai Wia Corp.	8,600	1,280,154
Mahle-Metal Leve SA	18,500	205,367
Total Auto Components		4,767,658
Automobiles — 3.3%
Ford Otomotiv Sanayi AS	24,700	340,654
Geely Automobile Holdings Ltd.	2,875,000	1,252,893
Great Wall Motor Co., Ltd., Class H	609,500	2,616,841
Hyundai Motor Co.	6,227	1,229,533
Kia Motors Corp.	23,188	1,260,868
Tofas Turk Otomobil Fabrikasi AS	62,400	389,859
Total Automobiles		7,090,648
Hotels, Restaurants & Leisure — 0.6%
Kangwon Land Inc.	15,700	434,412
Paradise Co., Ltd.	44,671	905,506
Total Hotels, Restaurants & Leisure		1,339,918
Household Durables — 1.6%
Arcelik AS	59,400	392,674
Coway Co., Ltd.	17,410	850,644
LG Electronics Inc.	17,710	1,132,026
Metalfrio Solutions SA	158,900	257,789	*(a)
Skyworth Digital Holdings Ltd.	976,000	494,540
TCL Multimedia Technology Holdings Ltd.	540,000	318,178
Total Household Durables		3,445,851
Leisure Equipment & Products — 0.3%
Sunny Optical Technology Group Co., Ltd.	579,000	698,737
Media — 2.9%
CJ CGV Co., Ltd.	22,900	1,002,583
CTC Media Inc.	111,000	1,234,320
Naspers Ltd.	24,800	1,831,453
Zee Entertainment Enterprises Ltd.	534,217	2,128,777
Total Media		6,197,133
Multiline Retail — 0.5%
Hyundai Department Store Co., Ltd.	9,073	1,191,673
Total Consumer Discretionary		24,731,618

See Notes to Financial Statements.

4	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Consumer Staples — 4.3%
Beverages — 1.4%
Fomento Economico Mexicano SA de CV, ADR	12,400	$1,279,556
United Spirits Ltd.	50,497	1,852,477
Total Beverages		3,132,033
Food & Staples Retailing — 1.2%
Eurocash SA	71,700	1,266,678
Magnit OJSC, GDR	24,800	1,418,560
Total Food & Staples Retailing		2,685,238
Food Products — 1.7%
Cosan Ltd., Class A Shares	72,275	1,167,964
JBS SA	287,100	832,472
Marfrig Frigorificos e Comercio de Alimentos SA	198,400	666,861	*
Minerva SA	198,600	923,866	*
Total Food Products		3,591,163
Total Consumer Staples		9,408,434
Energy — 6.2%
Energy Equipment & Services — 0.6%
China Oilfield Services Ltd.	332,000	649,785
Honghua Group Ltd.	1,500,000	516,371
Total Energy Equipment & Services		1,166,156
Oil, Gas & Consumable Fuels — 5.6%
China Petroleum & Chemical Corp., Class H Shares	348,200	245,121
CNOOC Ltd.	509,000	863,641
Coal India Ltd.	287,100	1,460,019
Grupa Lotos SA	11,200	121,010	*
Oil & Natural Gas Corp., Ltd.	283,674	1,580,555
Oil India Ltd.	87,366	839,625
Petroleo Brasileiro SA, ADR	131,400	1,926,324
Petroleo Brasileiro SA, ADR	56,600	759,572
Petrominerales Ltd.	78,500	447,846
Polish Oil & Gas Co.	319,400	557,534	*
Reliance Industries Ltd.	153,777	2,226,629
Rosneft Oil Co., GDR	163,500	1,119,975
Total Oil, Gas & Consumable Fuels		12,147,851
Total Energy		13,314,007

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Financials — 24.3%
Capital Markets — 0.9%
Coronation Fund Managers Ltd.	130,400	$827,775
Dubai Islamic Bank	1,428,400	1,208,755	(b)
Total Capital Markets		2,036,530
Commercial Banks — 13.4%
Banco Bradesco SA, ADR	106,070	1,379,971
Banco do Brasil SA	82,842	821,607
Bank of Ayudhya Public Co., Ltd., NVDR	1,547,200	1,770,937
Bank of China Ltd., Class H Shares	5,661,800	2,328,652
China Construction Bank Corp., Class H Shares	3,888,767	2,752,604
China Merchants Bank Co., Ltd., Class H Shares	867,500	1,447,315
Chongqing Rural Commercial Bank Public Co., Ltd., Class H Shares	1,750,000	744,580
First Gulf Bank PJSC	198,500	861,374	(b)
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	398,309	1,138,601
HDFC Bank Ltd.	194,221	2,178,347
ICICI Bank Ltd.	51,365	922,496
ICICI Bank Ltd., ADR	35,700	1,365,525
Industrial & Commercial Bank of China Ltd., Class H Shares	4,770,246	3,007,524
Malayan Banking Berhad	391,800	1,289,672
OTP Bank PLC	55,300	1,160,456
Sberbank of Russia	1,300,100	3,705,285	(b)
SinoPac Holdings Co., Ltd.	2,180,000	1,036,502
Standard Bank Group Ltd.	87,500	986,793
Total Commercial Banks		28,898,241
Diversified Financial Services — 1.1%
Grupo BTG Pactual	96,600	1,184,041
Kotak Mahindra Bank Ltd.	100,481	1,224,372
Total Diversified Financial Services		2,408,413
Insurance — 2.1%
Discovery Ltd.	125,000	1,062,969
Liberty Holdings Ltd.	98,000	1,189,080
Old Mutual PLC	390,900	1,089,453
Samsung Fire & Marine Insurance Co., Ltd.	5,330	1,087,422
Total Insurance		4,428,924
Real Estate Investment Trusts (REITs) — 0.7%
Emlak Konut Gayrimenkul Yatirim	1,023,300	1,443,136
Real Estate Management & Development — 5.9%
Amata Corp. PCL	1,197,100	702,474

See Notes to Financial Statements.

6	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Real Estate Management & Development — continued
China Overseas Land & Investment Ltd.	598,060	$1,561,454
China Resources Land Ltd.	436,000	1,188,930
Country Garden Holdings Co., Ltd.	2,443,526	1,269,643
Etalon Group Ltd., GDR	237,900	815,997	*
Franshion Properties China Ltd.	1,774,400	594,818
Greentown China Holdings Ltd.	511,500	837,546
Guangzhou R&F Properties Co., Ltd., Class H Shares	1,264,000	1,825,259
LSR Group OJSC, GDR, Registered Shares	211,000	881,980
Shimao Property Holdings Ltd.	561,500	1,117,780
Sino-Ocean Land Holdings Ltd.	1,545,500	834,915
Sunac China Holdings Ltd.	1,818,000	1,200,116
Total Real Estate Management & Development		12,830,912
Thrifts & Mortgage Finance — 0.2%
Malaysia Building Society	435,000	422,677
Total Financials		52,468,833
Health Care — 3.4%
Health Care Equipment & Supplies — 0.4%
Osstem Implant Co., Ltd.	40,200	1,020,796	*
Health Care Providers & Services — 0.6%
Mediclinic International Ltd.	44,800	311,174
Network Healthcare Holdings Ltd.	436,400	1,017,158
Total Health Care Providers & Services		1,328,332
Life Sciences Tools & Services — 0.8%
WuXi PharmaTech Cayman Inc., ADR	80,500	1,690,500	*
Pharmaceuticals — 1.6%
Dr. Reddy’s Laboratories Ltd.	30,244	1,128,176
Pharmstandard, GDR	50,900	1,062,283	*
Sino Biopharmaceutical Ltd.	1,884,000	1,221,823
Total Pharmaceuticals		3,412,282
Total Health Care		7,451,910
Industrials — 9.6%
Airlines — 1.5%
Aeroflot — Russian Airlines	381,200	655,664	(b)
Air Arabia PJSC	2,693,000	776,604	(b)
Thai Airways International Public Co., Ltd.	757,500	603,265
Turk Hava Yollari Anonim Ortakligi	328,900	1,278,970
Total Airlines		3,314,503

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Construction & Engineering — 4.1%
Adhi Karya Persero Tbk PT	3,573,700	$1,197,234
China Railway Construction Corp., Class H Shares	1,790,500	1,555,943
Daelim Industrial Co.	26,119	1,985,140
Gamuda Berhad	800,000	1,200,190
IJM Corp. Berhad	697,000	1,246,416
PT Surya Semesta Internusa Tbk	2,778,000	363,869
Sino Thai Engineering & Construction PCL	1,000,000	628,728
Wijaya Karya Persero Tbk PT	3,604,500	744,506
Total Construction & Engineering		8,922,026
Industrial Conglomerates — 1.8%
Alfa SA de CV, Series A Shares	572,920	1,377,755
Enka Insaat ve Sanayi AS	337,685	849,159
Far Eastern Textile Co., Ltd.	383,000	414,040
Grupo Kuo SAB De CV, Class B Shares	321,400	756,530	*
SK Corp.	2,944	436,940
Total Industrial Conglomerates		3,834,424
Machinery — 0.8%
Weg SA	128,500	1,621,115
Transportation Infrastructure — 1.4%
Beijing Capital International Airport Co., Ltd.	864,000	565,896
Grupo Aeroportuario del Pacifico SAB de CV, Series B	88,000	447,829
Grupo Aeroportuario del Sureste SAB de CV, ADR	8,600	956,664
TAV Havalimanlari Holding AS	190,100	1,113,771
Total Transportation Infrastructure		3,084,160
Total Industrials		20,776,228
Information Technology — 17.5%
Computers & Peripherals — 0.4%
AmTRAN Technology Co., Ltd.	1,005,000	821,544
Electronic Equipment, Instruments & Components — 2.6%
AU Optronics Corp.	3,686,000	1,340,543	*
Chin-Poon Industrial Co., Ltd.	666,000	977,745
Hon Hai Precision Industry Co., Ltd.	498,300	1,230,329
InnoLux Corp.	912,000	454,920	*
LG.Philips LCD Co., Ltd.	43,100	1,035,940	*
SFA Engineering Corp.	14,708	739,231
Total Electronic Equipment, Instruments & Components		5,778,708
Internet Software & Services — 2.2%
Mail.ru Group Ltd., GDR	56,300	1,613,558

See Notes to Financial Statements.

8	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Internet Software & Services — continued
Media Tek Inc.	164,000	$1,906,977
Tencent Holdings Ltd.	31,300	1,227,617
Total Internet Software & Services		4,748,152
IT Services — 2.0%
Cielo SA	25,500	639,971
HCL Technologies Ltd.	86,395	1,123,898
Infosys Technologies Ltd.	20,713	868,952
QIWI PLC, ADR	29,300	679,760
Tech Mahindra Ltd.	35,154	623,810
Ybrant Digital Ltd.	2,431,962	329,855	(a)(c)
Total IT Services		4,266,246
Semiconductors & Semiconductor Equipment — 10.3%
Capella Microsystems (Taiwan), Inc.	144,000	905,676	*
Chipbond Technology Corp.	300,000	735,711
Elan Microelectronics Corp.	346,000	779,253
Eugene Technology Co., Ltd.	26,186	481,508
Powertech Technology Inc.	1,180,000	2,216,609
Samsung Electronics Co., Ltd.	9,367	11,006,974
Taiwan Semiconductor Manufacturing Co., Ltd.	1,529,715	5,665,422
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,863	437,170
Total Semiconductors & Semiconductor Equipment		22,228,323
Total Information Technology		37,842,973
Materials — 5.5%
Chemicals — 1.6%
Fauji Fertilizer Co., Ltd.	854,778	921,356
Industries Qatar QSC	13,100	570,330	(b)
Sinofert Holdings Ltd.	4,652,000	779,727
Sociedad Quimica y Minera de Chile SA, ADR	29,300	1,183,720
Total Chemicals		3,455,133
Construction Materials — 0.8%
Asia Cement Corp.	709,000	872,914
PPC Ltd.	260,200	784,149
Total Construction Materials		1,657,063
Containers & Packaging — 0.1%
HSIL Ltd.	116,694	166,916
Metals & Mining — 2.3%
Grupo Mexico SAB de CV, Series B Shares	270,600	783,140
Poongsan Corp.	29,120	585,180

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Metals & Mining — continued
Vale SA, ADR	278,900	$3,667,535
Total Metals & Mining		5,035,855
Paper & Forest Products — 0.7%
Hansol Paper Co., Ltd.	59,510	653,956
Mondi Ltd.	74,400	942,997
Total Paper & Forest Products		1,596,953
Total Materials		11,911,920
Telecommunication Services — 7.8%
Diversified Telecommunication Services — 2.4%
Jasmine International PCL	4,419,200	1,118,514
LG Uplus Corp.	155,000	1,621,864	*
PT Telekomunikasi Indonesia Tbk	2,151,500	2,438,728
Total Diversified Telecommunication Services		5,179,106
Wireless Telecommunication Services — 5.4%
America Movil SAB de CV, Series L Shares, ADR	34,900	759,075
America Movil SAB de CV, Series L Shares	3,616,786	3,935,704
China Mobile Ltd.	362,500	3,795,102
MegaFon OAO, GDR	55,100	1,721,875	*
VimpelCom Ltd., ADR	105,800	1,064,348
Vodacom Group Ltd.	30,400	322,973
Total Wireless Telecommunication Services		11,599,077
Total Telecommunication Services		16,778,183
Utilities — 3.2%
Electric Utilities — 0.7%
Huaneng Power International Inc., Class H Shares	1,386,000	1,377,771
Tauron Polska Energia SA	85,500	110,905
Total Electric Utilities		1,488,676
Gas Utilities — 0.6%
PT Perusahaan Gas Negara	2,167,500	1,255,730
Independent Power Producers & Energy Traders — 1.1%
China Resources Power Holdings Co.	476,000	1,136,599
Huadian Power International Corp., Ltd.	2,790,000	1,151,102
Total Independent Power Producers & Energy Traders		2,287,701
Water Utilities — 0.8%
Cia de Saneamento Basico do Estado de Sau Paulo, ADR	51,600	537,156
Guangdong Investment Ltd.	1,492,000	1,296,547
Total Water Utilities		1,833,703
Total Utilities		6,865,810
Total Common Stocks (Cost — $185,627,103)		201,549,916

See Notes to Financial Statements.

10	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Preferred Stocks — 5.2%
Consumer Staples — 1.2%
Beverages — 1.2%
Companhia de Bebidas das Americas, ADR	70,700	$2,640,645
Financials — 3.2%
Commercial Banks — 3.2%
Banco do Estado do Rio Grande do Sul SA, Class B Shares	118,000	800,117
Itau Unibanco Banco Multiple SA, ADR	247,513	3,197,868
Itausa — Investimentos Itau SA	756,981	2,812,366
Total Financials		6,810,351
Utilities — 0.8%
Independent Power Producers & Energy Traders — 0.8%
AES Tiete SA	24,700	233,346
Cia Energetica de Sao Paulo	177,000	1,557,133
Total Utilities		1,790,479
Total Preferred Stocks (Cost — $9,741,006)		11,241,475
Total Investments — 98.4% (Cost — $195,368,109#)		212,791,391
Other Assets in Excess of Liabilities — 1.6%		3,376,393
Total Net Assets — 100.0%		$216,167,784

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Legg Mason Batterymarch Emerging Markets Trust

Summary of Investments by Country**
China	19.4%
South Korea	15.6
Brazil	13.1
India	9.4
Taiwan	9.3
Russia	6.4
Mexico	5.4
South Africa	4.4
Indonesia	2.8
Turkey	2.7
Thailand	2.3
Malaysia	2.0
United Arab Emirates	1.3
Hong Kong	1.3
Poland	1.0
United States	0.6
Chile	0.6
Hungary	0.5
United Kingdom	0.5
Netherlands	0.5
Pakistan	0.4
Qatar	0.3
Canada	0.2
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2013 and are subject to change.

See Notes to Financial Statements.

12	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2013

Assets:
Investments, at value (Cost — $195,368,109)	$212,791,391
Foreign currency, at value (Cost — $2,733,081)	2,738,224
Receivable for securities sold	5,905,596
Dividends and interest receivable	2,918,021
Receivable for Fund shares sold	303,300
Prepaid expenses	60,065
Total Assets	224,716,597

Liabilities:
Payable for securities purchased	4,273,476
Due to custodian	2,689,636
Payable for Fund shares repurchased	483,706
Investment management fee payable	252,139
Accrued foreign capital gains tax	99,783
Service and/or distribution fees payable	88,035
Accrued expenses	662,038
Total Liabilities	8,548,813
Total Net Assets	$216,167,784

Net Assets:
Par value (Note 7)	$117
Paid-in capital in excess of par value	272,536,600
Undistributed net investment income	2,489,547
Accumulated net realized loss on investments and foreign currency transactions	(76,140,419)
Net unrealized appreciation on investments and foreign currencies	17,281,939	†
Total Net Assets	$216,167,784

Shares Outstanding:
Class A	614,145
Class C	5,395,605
Class FI	403,707
Class R	6,081
Class I	3,628,715
Class IS	1,644,421

Net Asset Value:
Class A (and redemption price)	$18.32
Class C*	$18.28
Class FI (and redemption price)	$18.73
Class R (and redemption price)	$18.34
Class I (and redemption price)	$18.69
Class IS (and redemption price)	$18.71
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$19.44

†	Net of accrued foreign capital gains tax of $99,783.

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended June 30, 2013

Investment Income:
Dividends	$7,568,099
Interest	2,200
Less: Foreign taxes withheld	(825,073)
Total Investment Income	6,745,226

Expenses:
Investment management fee (Note 2)	2,160,713
Service and/or distribution fees (Notes 2 and 5)	627,705
Custody fees	446,994
Transfer agent fees (Note 5)	372,170
Registration fees	77,762
Legal fees	57,553
Trustees’ fees	39,334
Fund accounting fees	26,955
Shareholder reports	22,001
Audit and tax	21,371
Insurance	6,401
Fees recaptured by investment manager (Note 2)	936
Miscellaneous expenses	16,930
Total Expenses	3,876,825
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(369,522)
Net Expenses	3,507,303
Net Investment Income	3,237,923

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	4,398,300	*
Foreign currency transactions	(568,364)
Net Realized Gain	3,829,936
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(63,809,509)	†
Foreign currencies	(30,314)
Change in Net Unrealized Appreciation (Depreciation)	(63,839,823)
Net Loss on Investments and Foreign Currency Transactions	(60,009,887)
Decrease in Net Assets From Operations	$(56,771,964)

*	Net of accrued foreign capital gains tax of $779,851.

†	Net of change in accrued foreign capital gains tax of $675,896.

See Notes to Financial Statements.

14	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2013 (unaudited) and the Year Ended December 31, 2012	2013	2012

Operations:
Net investment income	$3,237,923	$6,912,726
Net realized gain (loss)	3,829,936	(2,241,303)
Change in net unrealized appreciation (depreciation)	(63,839,823)	71,044,075
Increase (Decrease) in Net Assets From Operations	(56,771,964)	75,715,498

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,202,592)	(7,013,612)
Decrease in Net Assets From Distributions to Shareholders	(1,202,592)	(7,013,612)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	75,721,315	156,848,978
Reinvestment of distributions	1,161,380	6,570,604
Cost of shares repurchased	(278,145,518)	(385,250,224)
Decrease in Net Assets From Fund Share Transactions	(201,262,823)	(221,830,642)
Decrease in Net Assets	(259,237,379)	(153,128,756)

Net Assets:
Beginning of period	475,405,163	628,533,919
End of period*	$216,167,784	$475,405,163
* Includes undistributed net investment income of:	$2,489,547	$454,216

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	15

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1,2]	2013[3]	2012	2011	2010	2009[4]

Net asset value, beginning of period	$20.80	$18.46	$23.98	$20.35	$10.83

Income (loss) from operations:
Net investment income	0.13	0.25	0.22	0.11	0.15
Net realized and unrealized gain (loss)	(2.55)	2.43	(5.64)	3.61	9.58
Total income (loss) from operations	(2.42)	2.68	(5.42)	3.72	9.73

Less distributions from:
Net investment income	(0.06)	(0.34)	(0.10)	(0.09)	(0.21)
Total distributions	(0.06)	(0.34)	(0.10)	(0.09)	(0.21)

Net asset value, end of period	$18.32	$20.80	$18.46	$23.98	$20.35
Total return[5]	(11.67)%	14.59%	(22.56)%	18.33%	90.34%

Net assets, end of period (000s)	$11,252	$20,460	$22,642	$17,565	$12,070

Ratios to average net assets:
Gross expenses[6]	1.73%[7,8]	1.62%[8]	1.62%[8]	1.63%	1.56%[7]
Net expenses[6,9,10,11]	1.48 [7,8]	1.48 [8]	1.49 [8]	1.50	1.50 [7]
Net investment income	1.33 [7]	1.27	1.01	0.51	1.02 [7]

Portfolio turnover rate	76%	104%	99%	64%	106%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2013 (unaudited).

[4]	For the period February 3, 2009 (commencement of operations) to December 31, 2009.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

16	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1,2,3]	2013[4]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$20.83	$18.42	$23.97	$20.42	$11.72	$28.06

Income (loss) from operations:
Net investment income (loss)	0.08	0.11	0.07	(0.05)	0.05	0.16
Net realized and unrealized gain (loss)	(2.58)	2.42	(5.62)	3.60	8.69	(16.13)
Total income (loss) from operations	(2.50)	2.53	(5.55)	3.55	8.74	(15.97)

Less distributions from:
Net investment income	(0.05)	(0.12)	—	—	(0.04)	—
Net realized gains	—	—	—	—	—	(0.37)
Total distributions	(0.05)	(0.12)	—	—	(0.04)	(0.37)

Net asset value, end of period	$18.28	$20.83	$18.42	$23.97	$20.42	$11.72
Total return[5]	(11.97)%	13.77%	(23.15)%	17.39%	74.72%	(57.62)%

Net assets, end of period (000s)	$98,658	$133,381	$161,997	$273,698	$268,594	$177,406

Ratios to average net assets:
Gross expenses[6]	2.52%[7]	2.41%[8]	2.40%[8]	2.34%	2.34%	2.32%
Net expenses[6,9,10,11]	2.23 [7]	2.23 [8]	2.25 [8]	2.25	2.25	2.25
Net investment income (loss)	0.83 [7]	0.54	0.32	(0.24)	0.32	0.74

Portfolio turnover rate	76%	104%	99%	64%	106%	71%

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2013 (unaudited).

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2,3]	2013[4]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$21.27	$18.85	$24.47	$20.77	$11.95	$28.38

Income (loss) from operations:
Net investment income	0.14	0.25	0.24	0.11	0.16	0.29
Net realized and unrealized gain (loss)	(2.62)	2.48	(5.76)	3.68	8.88	(16.35)
Total income (loss) from operations	(2.48)	2.73	(5.52)	3.79	9.04	(16.06)

Less distributions from:
Net investment income	(0.06)	(0.31)	(0.10)	(0.09)	(0.22)	—
Net realized gains	—	—	—	—	—	(0.37)
Total distributions	(0.06)	(0.31)	(0.10)	(0.09)	(0.22)	(0.37)

Net asset value, end of period	$18.73	$21.27	$18.85	$24.47	$20.77	$11.95
Total return[5]	(11.62)%	14.56%	(22.56)%	18.31%	76.06%	(57.29)%

Net assets, end of period (000s)	$7,563	$18,741	$20,543	$35,116	$22,977	$10,424

Ratios to average net assets:
Gross expenses[6]	1.80%[7,8]	1.65%[8]	1.69%[8]	1.57%	1.64%	1.79%
Net expenses[6,9,10,11]	1.48 [7,8]	1.48 [8]	1.50 [8]	1.50	1.50	1.50
Net investment income	1.37 [7]	1.23	1.08	0.51	1.02	1.53

Portfolio turnover rate	76%	104%	99%	64%	106%	71%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed as Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2013 (unaudited).

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

18	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1,2]	2013[3]	2012	2011[4]

Net asset value, beginning of period	$20.86	$18.48	$23.69

Income (loss) from operations:
Net investment income	0.18	0.05	0.10
Net realized and unrealized gain (loss)	(2.64)	2.60	(5.26)
Total income (loss) from operations	(2.46)	2.65	(5.16)

Less distributions from:
Net investment income	(0.06)	(0.27)	(0.05)
Total distributions	(0.06)	(0.27)	(0.05)

Net asset value, end of period	$18.34	$20.86	$18.48
Total return[5]	(11.74)%	14.38%	(21.77)%

Net assets, end of period (000s)	$112	$44	$2

Ratios to average net assets:
Gross expenses[6]	2.07%[7]	1.99%[8]	2.69%[7]
Net expenses[6,9,10,11]	1.73 [7]	1.74 [8]	1.75 [7]
Net investment income	1.77 [7]	0.22	0.74 [7]

Portfolio turnover rate	76%	104%	99%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2013 (unaudited).

[4]	For the period May 18, 2011 (inception date) to December 31, 2011.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2,3]	2013[4]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$21.21	$18.81	$24.42	$20.75	$11.97	$28.36

Income (loss) from operations:
Net investment income	0.18	0.30	0.29	0.16	0.20	0.35
Net realized and unrealized gain (loss)	(2.64)	2.46	(5.75)	3.68	8.89	(16.37)
Total income (loss) from operations	(2.46)	2.76	(5.46)	3.84	9.09	(16.02)

Less distributions from:
Net investment income	(0.06)	(0.36)	(0.15)	(0.17)	(0.31)	—
Net realized gains	—	—	—	—	—	(0.37)
Total distributions	(0.06)	(0.36)	(0.15)	(0.17)	(0.31)	(0.37)

Net asset value, end of period	$18.69	$21.21	$18.81	$24.42	$20.75	$11.97
Total return[5]	(11.60)%	14.73%	(22.37)%	18.58%	76.48%	(57.19)%

Net assets, end of period (000s)	$67,812	$255,513	$366,930	$443,981	$282,224	$105,338

Ratios to average net assets:
Gross expenses[6]	1.52%[7]	1.39%	1.30%	1.27%	1.28%	1.30%
Net expenses[6,8,9,10]	1.41 [7]	1.33	1.26	1.25	1.25	1.25
Net investment income	1.79 [7]	1.49	1.29	0.74	1.25	1.83

Portfolio turnover rate	76%	104%	99%	64%	106%	71%

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2013 (unaudited).

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

The manager has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses at the annual rate of 0.06% of average daily net assets for Class I shares. The calculations of any required waivers and reimbursements are done on a daily basis. No such waivers or reimbursements will be made beyond the amount necessary to reduce the class’ annualized expenses to 1.25% of average daily net assets on any given day. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Acquired fund fees and expense are subject to the arrangement.

See Notes to Financial Statements.

20	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2,3]	2013[4]	2012	2011	2010	2009	2008[5]

Net asset value, beginning of period	$21.23	$18.82	$24.43	$20.76	$11.97	$21.97

Income (loss) from operations:
Net investment income	0.18	0.33	0.31	0.16	0.22	0.05
Net realized and unrealized gain (loss)	(2.64)	2.46	(5.77)	3.69	8.88	(10.05)
Total income (loss) from operations	(2.46)	2.79	(5.46)	3.85	9.10	(10.00)

Less distributions from:
Net investment income	(0.06)	(0.38)	(0.15)	(0.18)	(0.31)	—
Total distributions	(0.06)	(0.38)	(0.15)	(0.18)	(0.31)	—

Net asset value, end of period	$18.71	$21.23	$18.82	$24.43	$20.76	$11.97
Total return[6]	(11.57)%	14.89%	(22.36)%	18.59%	76.57%	(45.52)%

Net assets, end of period (000s)	$30,771	$47,266	$56,420	$71,489	$55,740	$20,815

Ratios to average net assets:
Gross expenses[7]	1.36%[8,9]	1.29%[9]	1.26%[9]	1.23%	1.25%	1.29%[8]
Net expenses[7,11,12]	1.23 [8,9,10]	1.23 [9,10]	1.24 [9,10]	1.23 [10]	1.25	1.25 [8,10]
Net investment income	1.78 [8]	1.63	1.37	0.76	1.37	1.29 [8]

Portfolio turnover rate	76%	104%	99%	64%	106%	71%

[1]	On October 5, 2009, Institutional Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2013 (unaudited).

[5]	For the period August 29, 2008 (commencement of operations) to December 31, 2008.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Global Trust, Inc., a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

22	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Financials	$46,693,419	$5,775,414	—	$52,468,833
Industrials	19,343,960	1,432,268	—	20,776,228
Materials	11,341,590	570,330	—	11,911,920
Other common stocks	116,392,935	—	—	116,392,935
Preferred stocks	11,241,475	—	—	11,241,475
Total investments	$205,013,379	$7,778,012	—	$212,791,391

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended June 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2013, securities valued at $103,618,005 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were no longer applied.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into

24	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. Effective February 2013, Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which, effective February 2013, is provided by Western Asset. For its services, LMPFA pays Batterymarch and Western Asset an aggregate fee equal to 75% of the net management fee it receives from the Fund.

26	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A, Class C, Class FI, Class R and Class IS shares did not exceed 1.50%, 2.25%, 1.50%, 1.75% and 1.25%, respectively. Acquired fund fees and expenses are subject to the expense limitation arrangement. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

LMPFA has also agreed to waive fees and/or reimburse operating expenses other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), taxes, extraordinary expenses and dividend expense on short sales, at the annual rate of 0.06% of average daily net assets for Class I shares, provided that no waiver or reimbursement will be made beyond the amount necessary to reduce that class’ annualized expenses to 1.25% of average daily net assets. The calculations of any required waivers and reimbursements are done on a daily basis. Acquired fund fees and expenses are subject to the expense limitation arrangement. This arrangement is not subject to recapture. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

During the six months ended June 30, 2013, fees waived and/or expenses reimbursed amounted to $369,522.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2013, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class IS
Expires December 31, 2013	$15,545	$158,413	$13,319	—	—
Expires December 31, 2014	26,066	344,416	61,296	$9	$15,720
Expires December 31, 2015	30,988	265,986	32,943	110	28,132
Expires December 31, 2016	19,199	169,403	24,595	241	23,433
Total fee waivers/expense reimbursements subject to recapture	$91,798	$938,218	$132,153	$360	$67,285

For the six months ended June 30, 2013, LMPFA recaptured $127, $26 and $783 for Class A, Class FI and Class IS shares, respectively.

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2013, LMIS and its affiliates retained sales charges of $1,511 on sales of the Fund’s Class A shares. In addition, for the year ended December 31, 2012, CDSC’s paid to LMIS and its affiliates were:

Class C
CDSCs	$1,920

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$312,421,676
Sales	523,981,231

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,836,371
Gross unrealized depreciation	(15,413,089)
Net unrealized appreciation	$17,423,282

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2013, the Fund did not invest in any derivative instruments.

28	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted Rule 12b-1 distribution plans and under the plans the Fund pays a service fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each class. The Fund also pays a distribution fee with respect to its Class C and Class R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$19,460	$11,402
Class C	588,246	109,669
Class FI	19,637	16,840
Class R	362	160
Class I	—	230,929
Class IS	—	3,170
Total	$627,705	$372,170

For the six months ended June 30, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$19,199
Class C	169,403
Class FI	24,595
Class R	241
Class I	132,651
Class IS	23,433
Total	$369,522

6. Distributions to shareholders by class

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Net Investment Income:
Class A	$38,623	$342,929
Class C	260,415	805,708
Class FI	38,791	277,833
Class R	508	514
Class I	758,344	4,725,249
Class IS	105,911	861,379
Total	$1,202,592	$7,013,612

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At June 30, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. On April 30, 2012, the Fund was reorganized as a new series of the Trust.

Prior to April 30, 2012, the Fund was a series of a Maryland corporation and had 125,000,000 shares authorized at $0.001 par value for each of the Fund’s Class C and Class I shares, and 100,000,000 shares authorized at $0.001 par value for each of the Fund’s Class A, Class FI, Class R and Class IS shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class A
Shares sold	88,366	$1,781,822	184,401	$3,626,443
Shares issued on reinvestment	2,035	37,961	16,542	333,938
Shares repurchased	(459,672)	(9,450,410)	(443,769)	(8,808,071)
Net decrease	(369,271)	$(7,630,627)	(242,826)	$(4,847,690)

Class C
Shares sold	133,229	$2,707,695	373,838	$7,408,254
Shares issued on reinvestment	13,653	254,209	38,698	787,400
Shares repurchased	(1,155,774)	(23,505,619)	(2,801,631)	(55,028,330)
Net decrease	(1,008,892)	$(20,543,715)	(2,389,095)	$(46,832,676)

Class FI
Shares sold	60,341	$1,258,091	268,790	$5,337,958
Shares issued on reinvestment	2,023	38,587	13,426	277,157
Shares repurchased	(539,710)	(10,823,196)	(491,207)	(9,962,777)
Net decrease	(477,346)	$(9,526,518)	(208,991)	$(4,347,662)

Class R
Shares sold	6,490	$136,517	4,812	$87,148
Shares issued on reinvestment	27	508	25	514
Shares repurchased	(2,562)	(47,999)	(2,822)	(55,207)
Net increase	3,955	$89,026	2,015	$32,455

30	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,960,333	$61,612,583	6,384,785	$128,953,827
Shares issued on reinvestment	38,056	724,204	209,887	4,310,216
Shares repurchased	(11,415,702)	(213,630,105)	(14,060,360)	(283,849,689)
Net decrease	(8,417,313)	$(151,293,318)	(7,465,688)	$(150,585,647)

Class IS
Shares sold	388,576	$8,224,607	584,898	$11,435,349
Shares issued on reinvestment	5,560	105,911	41,908	861,379
Shares repurchased	(976,607)	(20,688,189)	(1,398,328)	(27,546,150)
Net decrease	(582,471)	$(12,357,671)	(771,522)	$(15,249,422)

8. Capital loss carryforward

As of December 31, 2012, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
No Expiration	$(19,166,953)	*
12/31/2017	(56,536,720)
	$(75,703,673)

These amounts will be available to offset any future taxable capital gains.

*	Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Fund’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Line of credit

The Fund, along with certain other Legg Mason Funds, participated in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matured on February 28, 2013. Pursuant to the Credit Agreement, each participating fund was liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bore interest at a rate equal to the prevailing LIBOR rate plus the LIBOR rate margin. The Fund did not utilize the line of credit during the period ended February 28, 2013. The Fund did not renew the Credit Agreement.

10. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial

Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

32	Legg Mason Batterymarch Emerging Markets Trust 2013 Semi-Annual Report

Board approval of sub-advisory agreement (unaudited)

At its February 2013 meeting, the Fund’s Board of Trustees (the “Board”) approved for an annual period a sub-advisory agreement (the “Agreement”) pursuant to which Western Asset Management Company (“Western Asset”) provides day-to-day management of the Fund’s cash and short-term investments.

In voting to approve the Agreement, the Board, including the Independent Trustees, assisted by independent legal counsel, considered whether approval of the Agreement would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of the Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreement.

The Board noted that under the Agreement, the same portfolio management team that currently provides management of the Fund’s cash and short-term investments as dual employees of Legg Mason Partners Fund Advisor, LLC (the “Manager”) would now provide such services as employees of Western Asset. Further, the Board considered that the structure by which the cash management advisory services were to be provided, where the dual employment arrangement would be terminated and the Agreement entered into, did not require shareholder approval, since Western Asset is a wholly owned subsidiary of Legg Mason, Inc. The Board’s evaluation of the services to be provided by Western Asset took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of Western Asset. The Board also reviewed and considered the contractual management fee payable in light of the nature, extent and quality of the advisory services provided, noting that the fee payable under the Agreement is the same as the amount currently paid to Western Asset for the services of the dual employees. The Board noted that the Manager, and not the Fund, pays the fee to Western Asset. Based upon these factors, the Board concluded that these organizational changes did not alter the factors previously considered by the Board in connection with its annual contract review process. As a result, the Board took note of the analysis performed as part of its annual contract review of the profitability of the advisory services, the analysis of economies of scale in connection with prior services, and the analysis of other benefits arising from the provision of such services and determined that the Board’s prior determinations and conclusions continued.

After evaluation of all material factors, the Board concluded that the approval of the Agreement is in the best interest of the Fund.

Legg Mason Batterymarch Emerging Markets Trust	33

Legg Mason Batterymarch

Emerging Markets Trust

Trustees

Kenneth D. Fuller*

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy*

Chair

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective June 1, 2013, Ms. Murphy became a Trustee and Chair and Mr. Fuller became a Trustee, President and Chief Executive Officer.

Legg Mason Batterymarch Emerging Markets Trust

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason Batterymarch Emerging Markets Trust

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch Emerging Markets Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012836 8/13 SR13-1995

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller Chief Executive Officer
Legg Mason Global Asset Management Trust

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Global Asset Management Trust

Date: August 23, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Global Asset Management Trust

Date: August 23, 2013